8. Income Taxes (Tables)	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Deferred Taxes

The components of the Company’s deferred tax asset are as follows:

	November 30,	November 30,
	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$2,894,000	$383,471

Net deferred tax assets before valuation allowance	984,000	134,200
Less: Valuation allowance	(984,000)	(134,200)
Net deferred tax assets	$–	$–

Reconciliation of Income Tax Benefit

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	November 30,		November 30,
	2014		2013

Federal and state statutory rate	34%		34%
Change in valuation allowance on deferred tax assets	(34%	)	(34%	)